Consolidated Statements of Operations (USD $)	3 Months Ended			9 Months Ended		12 Months Ended	15 Months Ended	24 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2010	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2011	Jul. 31, 2011	Apr. 30, 2012
Revenue					$ 1,150	$ 1,150	$ 1,150	$ 1,150
Operating Expenses
Amortization					135			135
General and administrative	378,474	3,541	133	406,789	10,775	15,441	15,574	422,363
Transfer agent and filing fees	1,476			9,393		4,164	4,164	13,557
Total Operating Expenses	379,950	3,541	133	416,182	10,910	19,605	19,738	436,055
Loss before other expense	(379,950)	(3,541)	(133)	(416,182)	(9,760)	(19,605)	(19,738)	(434,905)
Other expense
Depreciation, Depletion and Amortization, Nonproduction						(135)	(135)
Loss on sale of fixed assets						(442)	(442)	(442)
Net Loss	$ (379,950)	$ (3,541)	$ (133)	$ (416,182)	$ (9,760)	$ (19,032)	$ (19,165)	$ (435,347)
Net Loss per Share – Basic and Diluted			$ 0.00			$ 0.00
Weighted Average Shares Outstanding – Basic and Diluted	140,931,144	125,730,330	8,000,000	140,930,687	121,868,130	8,703,014